Equity Incentive Plan - Options, RSUs, PSUs (Details) shares in Thousands		9 Months Ended		12 Months Ended
	May 31, 2025 shares	Feb. 28, 2026 plan $ / shares shares	Feb. 28, 2025 shares	May 31, 2025 plan $ / shares shares
Share-based Compensation
Number of active plans | plan		1		1
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares				13,000
Stock Options
Share-based Compensation
Stock option granted, Shares		900	11,700
Stock option exercises (in shares)		100		500
Stock options exercised, exercise price | $ / shares		$ 0.21		$ 0.21
Stock Options | Tranche Two
Share-based Compensation
Stock option vested, Shares		300	6,000	7,000
Award vesting period		1 year	1 year	4 years
Stock Options | Tranche Three
Share-based Compensation
Stock option vested, Shares				6,000
Award vesting period				1 year
PSU
Share-based Compensation
Granted (in shares)				3,500
2012 Equity Incentive Plan
Share-based Compensation
Annual increase in shares authorized, as a percent of outstanding shares	1.00%
Shares available for future stock-based grants	66,800			66,800